Income Taxes (Details of Deferred Tax Assets and Liabilities) (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred tax assets:
Allowances and reserves	$ 4,633,904	$ 3,102,688	$ 13,019,352
Start-up costs	31,157,821	23,309,859	159,707
Net operating loss carry forwards	197,262,277	185,443,770	109,384,792
Unrealized exchange loss	0	0	6,006
Depreciation and impairment of fixed assets	80,477,329	62,068,769	79,104,144
Subsidy on long lived assets	0	148,473	479,818
Accrued expenses	2,389,533	2,382,856	1,936,337
Total deferred tax assets	315,920,864	276,456,415	204,090,156
Valuation allowance	(284,133,460)	(163,767,922)	(101,558,305)
Net deferred tax assets	31,787,404	112,688,493	102,531,851
Current portion of deferred tax assets	3,273,728	3,638,427	8,173,216
Non-current portion of deferred tax assets	28,513,676	109,050,066	94,358,635
Net deferred tax assets	31,787,404	112,688,493	102,531,851
Deferred tax liability:
Capitalized interest	(1,266,091)	(1,049,162)	(1,035,164)
Unrealized exchange gain	(66,529)	(45,095)	0
Total deferred tax liabilities	(1,332,620)	(1,094,257)	(1,035,164)
Non-current portion of deferred tax liabilities	(1,332,620)	(1,094,257)	(1,035,164)
Total deferred tax liabilities	$ (1,332,620)	$ (1,094,257)	$ (1,035,164)